UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of July 31, 2016 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares India Portfolio (PIN)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	India - 99.8%
	Consumer Discretionary - 9.9%
200,369	Bharat Forge, Ltd.	$ 2,280,700
17,523	Bosch, Ltd.	6,542,204
57,082	Hero MotoCorp, Ltd.	2,725,549
233,253	Mahindra & Mahindra, Ltd.	5,113,537
165,517	Maruti Suzuki India, Ltd.	11,745,958
1,338,999	Tata Motors, Ltd.	10,068,411
459,789	Titan Co., Ltd.	2,892,575

		41,368,934

	Consumer Staples - 8.1%
576,843	Dabur India, Ltd.	2,616,315
1,568,809	Hindustan Unilever, Ltd.	21,592,983
729,648	ITC, Ltd.	2,746,045
28,690	Nestlé India, Ltd.	3,072,681
103,320	United Spirits, Ltd. (b)	3,783,421

		33,811,445

	Energy - 20.5%
2,914,055	Coal India, Ltd.	14,287,765
1,685,411	Indian Oil Corp., Ltd.	13,704,536
5,471,858	Oil & Natural Gas Corp., Ltd.	18,063,056
2,619,612	Reliance Industries, Ltd.	39,731,143

		85,786,500

	Financials - 12.4%
565,442	Axis Bank, Ltd.	4,619,440
92,591	Bajaj Finserv, Ltd.	3,765,034
1,269,810	Housing Development Finance Corp., Ltd.	26,093,854
1,721,267	ICICI Bank, Ltd.	6,687,145
291,134	Indiabulls Housing Finance, Ltd.	3,328,181
2,137,312	State Bank of India	7,337,348

		51,831,002

	Health Care - 11.9%
429,256	Aurobindo Pharma, Ltd.	5,070,580
616,430	Cadila Healthcare, Ltd.	3,378,561
574,029	Cipla, Ltd.	4,520,647
73,187	Dr. Reddy’s Laboratories, Ltd.	3,202,997
65,237	GlaxoSmithKline Pharmaceuticals, Ltd.	3,227,909
208,456	Lupin, Ltd.	5,419,653
134,785	Piramal Enterprises, Ltd.	3,236,026
1,742,950	Sun Pharmaceutical Industries, Ltd.	21,598,110

		49,654,483

	Industrials - 5.1%
146,185	ABB India, Ltd.	2,761,586
168,472	Bharat Electronics, Ltd.	3,114,480
17,233	Eicher Motors, Ltd.	5,786,446
208,955	Larsen & Toubro, Ltd.	4,869,949
239,847	Seimens, Ltd.	4,726,890

		21,259,351

Number of Shares		Value
	India (Continued)
	Information Technology - 16.3%
697,520	HCL Technologies, Ltd.	$ 7,839,265
2,125,697	Infosys, Ltd.	34,115,063
290,918	Mindtree, Ltd.	2,508,806
397,280	Tata Consultancy Services, Ltd.	15,552,184
1,001,115	Wipro, Ltd.	8,039,876

		68,055,194

	Materials - 9.0%
863,640	Ambuja Cements, Ltd.	3,496,463
373,323	Asian Paints, Ltd.	6,198,054
3,377,983	Hindustan Zinc, Ltd.	10,329,785
122,358	JSW Steel, Ltd.	3,062,956
2,503,244	NMDC, Ltd.	3,741,402
397,144	UPL, Ltd.	3,709,695
2,847,674	Vedanta, Ltd.	7,022,641

		37,560,996

	Telecommunication Services - 4.5%
2,565,981	Bharti Airtel, Ltd.	13,911,790
3,201,446	Idea Cellular, Ltd.	5,013,470

		18,925,260

	Utilities - 2.1%
3,617,541	NTPC, Ltd.	8,559,760

	Total Investments-99.8%
	(Cost $299,996,890) (c)	416,812,925

	Other assets less liabilities-0.2%	761,750

	Net Assets-100.0%	$417,574,675

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classifications Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $353,133,884.The net unrealized appreciation was $63,679,041 which consisted of aggregate gross unrealized appreciation of $155,793,471 and aggregate gross unrealized depreciation of $92,114,430.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2016, all of the securities were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $382,387,422, due to foreign fair value adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
President

Date: September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in capacities and on dates indicated.

By:	/s/ Daniel E. Draper
Daniel E. Draper
President

Date: September 26, 2016

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date: September 26, 2016